SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	1 Months Ended	5 Months Ended
	May 31, 2025	Sep. 30, 2025
Segment Reporting [Abstract]
Formation and operating costs	$ (5,618)	$ (77,340)